ROU Assets and Operating Lease Liabilities (Tables)	6 Months Ended
Sep. 30, 2024
ROU Assets and Operating Lease Liabilities [Abstract]
Schedule of Operating Lease Liabilities	As of September 30, 2024 and March 31, 2024, the Group subsisted of the following non-cancellable lease contract.
Description of lease	Lease term
Office at China Insurance Group Building, Hong Kong	2 years from March 1, 2022 to February 29, 2024
Office at China Insurance Group Building, Hong Kong	3 years from March 1, 2024 to February 28, 2027
Amounts recognized in the unaudited condensed consolidated balance sheet:
	As of
	September 30,	March 31,
	2024	2024

Right-of-use assets	$234,426	$280,903
Operating lease liabilities
Current	115,566	91,990
Non-current	140,981	197,932
	$256,547	$289,922

Weighted average remaining lease terms (in years)	2.42	2.92
Information related to operating lease activities during the six months ended September 30, 2024, 2023 and 2022 are as follows:
	For the Six Months Ended September 30,
	2024	2023	2022
Amortization of ROU assets	$48,259	$34,366	$34,304
Interest on operating lease liabilities	5,691	595	1,447
Total operating lease expenses, included within Occupancy Costs	$53,950	$34,961	$35,751

Schedule of Remaining Contractual Maturities	The following table summarizes the remaining contractual maturities of lease liabilities under operating lease as of September 30, 2024:
2025	$123,555
2026	123,555
2027	20,592
Total future lease payments	$267,702
Less: imputed interest	(11,155)
Present value of lease obligations	$256,547